Employee Benefits Expenses (Details) - Schedule of allocation of employee benefits expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of allocation of employee benefits expenses [Abstract]
Cost of sales, note 20	S/ 113,634	S/ 89,805	S/ 101,185
Administrative expenses, note 21	96,891	76,291	84,359
Selling and distribution expenses, note 22	33,867	26,283	26,818
Total employee benefits expenses	S/ 244,392	S/ 192,379	S/ 212,362